Trade and other payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and other payables
Note 26. Trade and
other
payables

	As of December 31, 2021	As of December 31, 2020
Noncurrent
Accounts payables:
Payables to partners for joint operations (1)	50,159	—

Total noncurrent accounts payables	50,159	—

Total noncurrent	50,159	—

Current
Accounts payables:
Suppliers	119,255	117,409

Total current accounts payables	119,255	117,409

Other accounts payables:
Payables to partners for joint operations (1)	19,007	664
Extraordinary fee for Gas IV Plan (Note 2.5.3.2)	220	—
Extraordinary fee for the RI program (Note 2.5.3.1)	—	546

Total other current accounts payables	19,227	1,210

Total current	138,482	118,619

(1)	As of December 31, 2021, including 50,159 and 18,913 in noncurrent and current accounts, respectively, related to the carry agreement mentioned in Note 1.5, recognized at present value.
Except as mentioned above, due to the short-term nature of current trade and other payables, their carrying amount is deemed to be the same as its fair
value. The carrying amount of noncurrent trade and other payables does not differ considerably from its fair value.